Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
October 31, 2024
SFE-NPRT1-1224
1.9892236.105
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	71,462	598,137
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	6,548	1,718,195
TOTAL BERMUDA		2,316,332
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	10,825	516,136
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	29,317	413,663
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	11,030	642,718
PUERTO RICO - 0.4%
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	35,597	686,310
Ofg Bancorp	14,329	577,029
Popular Inc	10,823	965,736

TOTAL PUERTO RICO		2,229,075
SWEDEN - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	10,666	990,658
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)(c)	38,812	509,990
TOTAL SWEDEN		1,500,648
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (c)	5,159	1,243,164
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	57,098	1,523,946
UNITED STATES - 97.9%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.1%
GCI Liberty Inc Class A (d)(j)	869	0
IDT Corp Class B	16,164	758,576
		758,576
Entertainment - 0.8%
Live Nation Entertainment Inc (c)	18,202	2,132,182
Madison Square Garden Entertainment Corp Class A (c)	17,622	735,014
Playtika Holding Corp	76,508	599,058
Warner Music Group Corp Class A	30,426	972,415
		4,438,669
Interactive Media & Services - 0.6%
Match Group Inc (c)	37,147	1,338,406
Shutterstock Inc (b)	14,831	475,927
Yelp Inc Class A (c)	20,504	700,007
Ziff Davis Inc (c)	15,479	716,213
		3,230,553
Media - 1.3%
AMC Networks Inc Class A (b)(c)	52,268	423,370
New York Times Co/The Class A	24,427	1,364,004
News Corp Class A	63,262	1,723,890
Nexstar Media Group Inc	5,638	991,837
Scholastic Corp	19,543	485,253
Sirius XM Holdings Inc	21,841	582,281
TEGNA Inc	47,986	788,410
		6,359,045
Wireless Telecommunication Services - 0.4%
Spok Holdings Inc	37,364	581,757
Telephone and Data Systems Inc	33,371	992,788
United States Cellular Corp (c)	10,802	666,483
		2,241,028
Consumer Discretionary - 12.2%
Automobile Components - 0.9%
BorgWarner Inc	32,697	1,099,601
Dorman Products Inc (c)	6,907	787,605
Gentex Corp	34,500	1,045,695
Patrick Industries Inc	5,330	671,473
Phinia Inc	13,991	651,701
Standard Motor Products Inc	14,879	478,955
		4,735,030
Automobiles - 0.1%
Harley-Davidson Inc	22,646	723,540
Broadline Retail - 0.3%
Dillard's Inc Class A (b)	1,418	526,815
Ollie's Bargain Outlet Holdings Inc (c)	9,873	906,638
		1,433,453
Diversified Consumer Services - 2.3%
ADT Inc	85,083	612,598
Adtalem Global Education Inc (c)	9,015	729,494
Bright Horizons Family Solutions Inc (c)	8,811	1,176,004
Carriage Services Inc	14,926	558,083
Duolingo Inc Class A (c)	5,921	1,734,676
Frontdoor Inc (c)	16,667	828,183
Graham Holdings Co Class B	894	753,910
Grand Canyon Education Inc (c)	5,476	750,814
H&R Block Inc	20,033	1,196,571
Perdoceo Education Corp	23,531	525,918
Service Corp International/US	18,794	1,534,530
Strategic Education Inc	6,421	558,370
Stride Inc (c)	9,361	873,194
Universal Technical Institute Inc (c)	27,178	452,242
		12,284,587
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp	13,438	931,119
Choice Hotels International Inc (b)	5,584	779,024
Churchill Downs Inc	9,022	1,263,982
Monarch Casino & Resort Inc	7,085	556,242
Planet Fitness Inc Class A (c)	13,680	1,074,154
Texas Roadhouse Inc	8,442	1,613,435
Travel + Leisure Co	16,027	766,251
Vail Resorts Inc	5,775	956,860
Wendy's Co/The	39,978	763,980
Wingstop Inc	3,753	1,079,701
Wyndham Hotels & Resorts Inc	12,842	1,134,205
		10,918,953
Household Durables - 2.5%
Cavco Industries Inc (c)	1,793	734,762
Ethan Allen Interiors Inc	15,786	436,798
Installed Building Products Inc	3,925	851,333
KB Home	11,686	917,351
La-Z-Boy Inc	13,918	529,580
M/I Homes Inc (c)	5,158	781,901
Meritage Homes Corp	5,429	983,735
Mohawk Industries Inc (c)	7,475	1,003,668
SharkNinja Inc	10,041	925,881
Taylor Morrison Home Corp (c)	16,064	1,100,384
Tempur Sealy International Inc	23,831	1,141,743
Toll Brothers Inc	12,387	1,813,952
TopBuild Corp (c)	3,754	1,326,589
Tri Pointe Homes Inc (c)	18,297	739,748
		13,287,425
Leisure Products - 0.2%
Acushnet Holdings Corp (b)	8,792	538,949
Vista Outdoor Inc (c)	16,010	703,960
		1,242,909
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (c)	7,582	999,232
Academy Sports & Outdoors Inc	14,882	756,899
American Eagle Outfitters Inc	36,834	721,578
Asbury Automotive Group Inc (c)	3,433	782,175
AutoNation Inc (c)	4,514	701,792
Buckle Inc/The	13,205	562,005
Dick's Sporting Goods Inc	7,253	1,419,775
Group 1 Automotive Inc	2,401	874,732
Murphy USA Inc	2,512	1,226,986
Penske Automotive Group Inc	4,235	637,664
Sally Beauty Holdings Inc (c)	49,685	645,905
Shoe Carnival Inc	12,434	426,112
Upbound Group Inc	16,162	472,577
Urban Outfitters Inc (c)	14,779	531,305
Valvoline Inc (c)	20,849	839,798
Winmark Corp	1,392	519,063
		12,117,598
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co	8,500	683,995
Crocs Inc (c)	8,671	934,907
G-III Apparel Group Ltd (c)	19,763	598,424
Kontoor Brands Inc	10,483	897,659
Levi Strauss & Co Class A	33,336	569,712
Ralph Lauren Corp Class A	5,955	1,178,673
Skechers USA Inc Class A (c)	18,476	1,135,535
Steven Madden Ltd	16,254	730,942
Tapestry Inc	31,336	1,486,894
		8,216,741
TOTAL CONSUMER DISCRETIONARY		64,960,236

Consumer Staples - 3.8%
Beverages - 0.5%
Coca-Cola Consolidated Inc	730	820,710
Molson Coors Beverage Co Class B	23,350	1,271,875
National Beverage Corp	10,250	463,197
		2,555,782
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc	55,452	1,003,681
Andersons Inc/The	10,210	463,534
BJ's Wholesale Club Holdings Inc (c)	16,228	1,374,998
Casey's General Stores Inc	4,312	1,699,015
Ingles Markets Inc Class A	6,277	400,849
Sprouts Farmers Market Inc (c)	12,830	1,647,757
		6,589,834
Food Products - 1.6%
Cal-Maine Foods Inc	9,147	802,924
Campbell Soup Co	25,569	1,192,794
Flowers Foods Inc	34,514	767,246
Hormel Foods Corp	37,757	1,153,476
Ingredion Inc	9,119	1,210,638
John B Sanfilippo & Son Inc	4,662	384,662
Lancaster Colony Corp	3,885	674,436
Pilgrim's Pride Corp (c)	12,887	624,246
Post Holdings Inc (c)	8,123	887,113
WK Kellogg Co	28,648	476,416
		8,173,951
Household Products - 0.2%
Reynolds Consumer Products Inc	18,876	508,708
WD-40 Co	2,753	721,479
		1,230,187
Personal Care Products - 0.2%
BellRing Brands Inc (c)	19,224	1,265,516
Tobacco - 0.1%
Turning Point Brands Inc	12,045	568,885
TOTAL CONSUMER STAPLES		20,384,155

Energy - 3.8%
Energy Equipment & Services - 0.5%
Archrock Inc	39,733	795,455
Kodiak Gas Services Inc	21,019	670,086
Liberty Energy Inc Class A	37,197	634,952
Weatherford International PLC	11,185	883,615
		2,984,108
Oil, Gas & Consumable Fuels - 3.3%
Berry Corp	88,853	446,041
Chord Energy Corp	8,897	1,113,015
Civitas Resources Inc	16,225	791,618
CNX Resources Corp (c)	34,079	1,159,708
CONSOL Energy Inc	7,847	870,389
Dorian LPG Ltd	16,503	476,112
DT Midstream Inc	16,199	1,460,340
Expand Energy Corp	17,054	1,444,815
FutureFuel Corp	100,380	606,295
Gulfport Energy Corp (c)	4,633	641,393
HF Sinclair Corp	24,035	927,991
International Seaways Inc	13,223	575,729
Magnolia Oil & Gas Corp Class A	37,978	960,084
PBF Energy Inc Class A	22,861	651,996
Peabody Energy Corp	32,822	862,234
REX American Resources Corp (c)	12,424	555,726
Texas Pacific Land Corp (b)	2,290	2,670,140
VAALCO Energy Inc	86,893	464,009
World Kinect Corp	25,402	664,262
		17,341,897
TOTAL ENERGY		20,326,005

Financials - 16.7%
Banks - 5.0%
1st Source Corp	8,587	508,608
Amalgamated Financial Corp	16,387	543,475
Associated Banc-Corp	32,714	776,630
Axos Financial Inc (c)	10,756	728,396
Bank OZK	18,912	827,400
Cathay General Bancorp	16,820	773,384
Central Pacific Financial Corp	19,452	524,037
City Holding Co	5,145	599,907
Comerica Inc	19,939	1,270,314
Commerce Bancshares Inc/MO	17,386	1,086,625
Community Trust Bancorp Inc	10,482	542,968
CrossFirst Bankshares Inc (c)	28,752	451,405
Customers Bancorp Inc (c)	9,686	446,814
East West Bancorp Inc	17,563	1,712,217
First Financial Corp/IN	11,211	481,625
First Horizon Corp	75,286	1,304,706
Fulton Financial Corp	39,421	713,914
Independent Bank Corp/MI	15,161	496,978
International Bancshares Corp	11,616	711,596
Metropolitan Bank Holding Corp (c)	10,116	541,206
Midland States Bancorp Inc	21,375	530,314
Pathward Financial Inc	9,042	639,812
Peoples Bancorp Inc/OH	16,811	517,443
Preferred Bank/Los Angeles CA	6,532	551,105
QCR Holdings Inc	7,551	597,284
Synovus Financial Corp	22,684	1,131,251
UMB Financial Corp	8,342	915,368
Univest Financial Corp	19,004	528,881
Webster Financial Corp	24,591	1,273,814
WesBanco Inc	19,578	615,728
Westamerica BanCorp	10,819	557,395
Western Alliance Bancorp	15,346	1,276,941
Wintrust Financial Corp	9,568	1,108,836
Zions Bancorp NA	21,943	1,142,353
		26,428,730
Capital Markets - 3.8%
Affiliated Managers Group Inc	5,253	1,018,557
Artisan Partners Asset Management Inc Class A	16,527	728,841
BGC Group Inc Class A	82,621	774,159
Blue Owl Capital Inc Class A	64,948	1,452,237
Evercore Inc Class A	4,956	1,309,227
Federated Hermes Inc Class B	20,050	804,607
Hamilton Lane Inc Class A	6,528	1,172,690
Houlihan Lokey Inc Class A	7,622	1,316,853
Interactive Brokers Group Inc Class A	13,168	2,009,173
Morningstar Inc	3,696	1,212,473
Piper Sandler Cos	3,063	868,789
PJT Partners Inc Class A	5,429	754,414
SEI Investments Co	15,472	1,156,687
Stifel Financial Corp	14,181	1,469,435
StoneX Group Inc (c)	7,801	702,401
Tradeweb Markets Inc Class A	14,246	1,809,242
Victory Capital Holdings Inc Class A	11,963	716,942
Virtu Financial Inc Class A	23,954	741,616
		20,018,343
Consumer Finance - 1.0%
Ally Financial Inc	34,420	1,206,422
Bread Financial Holdings Inc	12,939	645,009
Enova International Inc (c)	7,643	664,253
FirstCash Holdings Inc	7,186	743,535
OneMain Holdings Inc	19,409	964,045
SLM Corp	39,597	872,322
		5,095,586
Financial Services - 2.3%
Cass Information Systems Inc (b)	11,771	486,849
Corebridge Financial Inc	36,204	1,150,201
Enact Holdings Inc	16,067	547,724
Equitable Holdings Inc	37,634	1,706,326
Essent Group Ltd	16,747	1,004,987
Euronet Worldwide Inc (c)	8,209	808,340
Jackson Financial Inc	11,172	1,116,641
MGIC Investment Corp	41,410	1,036,906
Mr Cooper Group Inc (c)	10,714	948,725
NMI Holdings Inc (c)	18,788	726,720
Radian Group Inc	25,440	888,110
Voya Financial Inc	15,056	1,208,997
Western Union Co/The	66,863	719,446
		12,349,972
Insurance - 4.6%
American Financial Group Inc/OH	9,122	1,176,099
Assurant Inc	7,073	1,355,894
Axis Capital Holdings Ltd	12,657	990,537
CNO Financial Group Inc	22,416	771,110
Employers Holdings Inc	11,815	575,627
Enstar Group Ltd (c)	2,450	790,125
Erie Indemnity Co Class A	3,201	1,436,737
Genworth Financial Inc Class A (c)	103,840	699,882
Globe Life Inc	12,111	1,278,922
Hanover Insurance Group Inc/The	6,403	949,757
HCI Group Inc (b)	5,405	612,441
Horace Mann Educators Corp	16,487	613,976
Kinsale Capital Group Inc	2,937	1,257,359
Loews Corp	21,444	1,693,218
Mercury General Corp	9,580	647,895
Old Republic International Corp	34,983	1,221,956
Palomar Hldgs Inc (c)	7,120	639,162
Primerica Inc	4,781	1,323,429
Reinsurance Group of America Inc	7,758	1,637,559
RLI Corp	6,558	1,022,851
Selective Insurance Group Inc	10,297	935,174
Skyward Specialty Insurance Group Inc (c)	14,568	644,051
Universal Insurance Holdings Inc	24,832	495,149
Unum Group	23,325	1,496,999
		24,265,909
TOTAL FINANCIALS		88,158,540

Health Care - 12.7%
Biotechnology - 3.8%
ADMA Biologics Inc (c)	56,793	926,294
Alkermes PLC (c)	32,067	824,122
Arcellx Inc (c)	10,977	925,032
Blueprint Medicines Corp (c)	10,060	880,351
Catalyst Pharmaceuticals Inc (c)	37,296	813,053
Crinetics Pharmaceuticals Inc (c)	14,936	835,819
Exelixis Inc (c)	44,749	1,485,667
Halozyme Therapeutics Inc (c)	19,608	991,577
Incyte Corp (c)	21,180	1,569,862
Krystal Biotech Inc (b)(c)	4,502	776,730
Kura Oncology Inc (c)	29,580	494,577
Natera Inc (c)	14,673	1,774,846
Neurocrine Biosciences Inc (c)	11,894	1,430,491
Sarepta Therapeutics Inc (c)	11,563	1,456,938
Twist Bioscience Corp (c)	13,869	559,752
United Therapeutics Corp (c)	5,338	1,996,252
Vanda Pharmaceuticals Inc (c)	86,159	400,638
Vaxcyte Inc (c)	14,696	1,562,920
Vericel Corp (c)	13,939	613,874
		20,318,795
Health Care Equipment & Supplies - 2.9%
Axonics Inc (c)	11,942	839,523
Glaukos Corp (c)	8,338	1,102,701
Globus Medical Inc Class A (c)	16,539	1,216,278
Haemonetics Corp (c)	9,532	678,297
Integer Holdings Corp (c)	6,936	861,798
Lantheus Holdings Inc (c)	10,805	1,186,821
LeMaitre Vascular Inc	7,169	633,668
Masimo Corp (c)	8,213	1,182,754
Merit Medical Systems Inc (c)	10,663	1,052,012
OraSure Technologies Inc (c)	107,909	438,650
PROCEPT BioRobotics Corp (c)	11,353	1,021,770
Semler Scientific Inc (b)(c)	15,669	460,355
Solventum Corp	20,150	1,462,487
STAAR Surgical Co (b)(c)	15,754	456,708
Teleflex Inc	6,101	1,226,667
UFP Technologies Inc (c)	2,051	547,617
Utah Medical Products Inc	7,194	455,956
Zynex Inc (b)(c)	56,576	488,251
		15,312,313
Health Care Providers & Services - 3.1%
Addus HomeCare Corp (c)	5,416	673,859
Amedisys Inc (c)	7,654	724,068
AMN Healthcare Services Inc (c)	10,149	385,052
Astrana Health Inc (b)(c)	12,723	684,243
Chemed Corp	2,131	1,151,251
CorVel Corp (c)	2,317	690,049
DaVita Inc (c)	7,934	1,109,253
Encompass Health Corp	13,896	1,382,096
Ensign Group Inc/The	8,284	1,283,937
Henry Schein Inc (c)	17,564	1,233,520
Hims & Hers Health Inc Class A (b)(c)	38,090	717,235
National HealthCare Corp	4,705	545,921
Premier Inc Class A	30,928	623,199
RadNet Inc (c)	13,839	900,089
Select Medical Holdings Corp	21,260	682,021
Tenet Healthcare Corp (c)	11,778	1,825,826
Universal Health Services Inc Class B	7,397	1,511,281
US Physical Therapy Inc	6,079	487,414
		16,610,314
Health Care Technology - 0.4%
Doximity Inc Class A (c)	27,601	1,152,066
HealthStream Inc	17,732	518,395
Simulations Plus Inc	12,978	353,260
		2,023,721
Life Sciences Tools & Services - 0.6%
Bruker Corp	15,355	869,247
Maravai LifeSciences Holdings Inc Class A (c)	57,740	427,852
Medpace Holdings Inc (c)	3,281	1,030,956
Repligen Corp (c)	7,376	990,376
		3,318,431
Pharmaceuticals - 1.9%
Amneal Intermediate Inc Class A (c)	74,753	633,158
Amphastar Pharmaceuticals Inc (c)	14,280	721,568
ANI Pharmaceuticals Inc (c)	8,601	492,364
Collegium Pharmaceutical Inc (c)	14,774	504,384
Corcept Therapeutics Inc (c)	20,294	993,797
Edgewise Therapeutics Inc (c)	33,727	1,132,216
Elanco Animal Health Inc (c)	78,888	997,144
Innoviva Inc (b)(c)	29,144	570,057
Ligand Pharmaceuticals Inc (c)	5,932	627,012
Organon & Co	43,897	824,386
Phibro Animal Health Corp Class A	26,638	615,871
Prestige Consumer Healthcare Inc (c)	11,002	811,398
SIGA Technologies Inc (b)	53,082	383,252
Supernus Pharmaceuticals Inc (c)	20,486	697,958
		10,004,565
TOTAL HEALTH CARE		67,588,139

Industrials - 20.4%
Aerospace & Defense - 1.3%
BWX Technologies Inc	11,659	1,419,483
Curtiss-Wright Corp	4,602	1,587,506
Huntington Ingalls Industries Inc	4,810	889,658
Leonardo DRS Inc (c)	19,387	582,967
Moog Inc Class A	4,420	833,612
National Presto Industries Inc	5,251	377,704
Woodward Inc	7,645	1,254,468
		6,945,398
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	13,789	1,420,819
Hub Group Inc Class A	13,088	567,888
		1,988,707
Building Products - 3.2%
A O Smith Corp	14,922	1,120,642
AAON Inc	10,093	1,152,822
Advanced Drainage Systems Inc	8,098	1,213,728
Allegion plc	10,377	1,448,941
Apogee Enterprises Inc	7,248	542,440
Armstrong World Industries Inc	6,708	936,101
AZZ Inc	7,160	545,449
CSW Industrials Inc	2,497	881,691
Gibraltar Industries Inc (c)	7,618	514,139
Janus International Group Inc (c)	33,308	245,147
Lennox International Inc	3,450	2,078,868
Masterbrand Inc (c)	31,822	571,523
Owens Corning	9,555	1,689,228
Simpson Manufacturing Co Inc	5,655	1,016,712
Trex Co Inc (c)	13,974	990,058
UFP Industries Inc	8,253	1,009,672
Zurn Elkay Water Solutions Corp	23,606	852,177
		16,809,338
Commercial Services & Supplies - 2.0%
Brady Corp Class A	9,040	643,106
Brink's Co/The	7,251	745,330
CECO Environmental Corp (c)	14,977	356,453
Clean Harbors Inc (c)	5,915	1,367,903
CoreCivic Inc (c)	35,825	494,743
Ennis Inc	18,291	372,405
GEO Group Inc/The (c)	37,186	564,483
Healthcare Services Group Inc (c)	38,488	422,213
HNI Corp	10,845	534,442
MSA Safety Inc	5,208	864,268
Rollins Inc	32,388	1,526,770
Steelcase Inc Class A	33,247	399,961
Tetra Tech Inc	31,290	1,529,456
UniFirst Corp/MA	3,178	571,436
		10,392,969
Construction & Engineering - 2.5%
AECOM	15,949	1,703,353
Arcosa Inc	8,182	766,162
Argan Inc	5,816	767,945
Comfort Systems USA Inc	4,235	1,656,054
Construction Partners Inc Class A (c)	9,837	774,467
Dycom Industries Inc (c)	4,520	787,972
EMCOR Group Inc	5,130	2,288,340
IES Holdings Inc (c)	3,166	692,293
MDU Resources Group Inc	31,295	902,861
Primoris Services Corp	11,312	708,357
Sterling Infrastructure Inc (c)	5,924	914,962
Tutor Perini Corp (c)	18,699	484,678
Valmont Industries Inc	3,002	935,663
		13,383,107
Electrical Equipment - 0.8%
Acuity Brands Inc	4,168	1,253,276
EnerSys	6,925	670,755
nVent Electric PLC	19,721	1,470,595
Powell Industries Inc	2,995	763,665
		4,158,291
Ground Transportation - 0.3%
Landstar System Inc	5,071	891,330
Ryder System Inc	6,422	939,410
		1,830,740
Machinery - 5.5%
AGCO Corp	9,283	926,815
Allison Transmission Holdings Inc	11,769	1,257,635
Atmus Filtration Technologies Inc	19,072	742,664
Crane Co	6,632	1,043,081
Donaldson Co Inc	15,543	1,137,126
Enerpac Tool Group Corp Class A	14,114	622,710
Esab Corp	8,619	1,060,482
Federal Signal Corp	9,058	738,861
Flowserve Corp	18,744	986,684
Franklin Electric Co Inc	7,034	673,224
Gates Industrial Corp PLC (c)	36,081	698,167
Graco Inc	19,284	1,570,682
ITT Inc	9,809	1,374,437
Kadant Inc	2,131	709,751
Lincoln Electric Holdings Inc	6,790	1,307,482
Miller Industries Inc/TN	6,432	422,196
Mueller Industries Inc	15,281	1,252,584
Mueller Water Products Inc Class A1	31,265	675,011
Nordson Corp	6,246	1,548,321
Oshkosh Corp	9,056	925,885
Pentair PLC	18,744	1,857,906
RBC Bearings Inc (c)	3,803	1,066,171
Snap-on Inc	5,911	1,951,399
SPX Technologies Inc (c)	6,542	938,712
Tennant CO	5,105	446,994
Timken Co/The	9,854	817,882
Toro Co/The	12,969	1,043,745
Watts Water Technologies Inc Class A	4,177	796,094
		28,592,701
Marine Transportation - 0.2%
Matson Inc	5,797	897,897
Pangaea Logistics Solutions Ltd	53,764	345,165
		1,243,062
Passenger Airlines - 0.1%
SkyWest Inc (c)	8,083	769,502
Professional Services - 2.7%
Barrett Business Services Inc	12,516	452,954
CACI International Inc (c)	2,750	1,519,541
Cbiz Inc (c)	9,205	634,501
Concentrix Corp	9,190	390,667
CRA International Inc	2,939	535,309
ExlService Holdings Inc (c)	25,327	1,055,376
Exponent Inc	7,980	753,152
FTI Consulting Inc (c)	4,751	926,825
Genpact Ltd	24,869	949,250
Heidrick & Struggles International Inc	10,866	424,426
ICF International Inc	3,930	662,559
Kelly Services Inc Class A	18,464	369,095
Kforce Inc	6,819	394,070
Korn Ferry	9,497	670,963
Maximus Inc	9,242	798,878
Parsons Corp (c)	7,663	828,830
Robert Half Inc	14,653	998,016
Science Applications International Corp	7,377	1,064,427
Verra Mobility Corp Class A (c)	26,431	686,413
		14,115,252
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	5,152	1,193,152
Boise Cascade Co	6,138	816,538
Core & Main Inc Class A (c)	22,035	975,710
Global Industrial Co	11,653	309,153
Karat Packaging Inc (b)	12,986	346,726
McGrath RentCorp	5,438	618,301
MSC Industrial Direct Co Inc Class A	8,108	641,100
Rush Enterprises Inc Class A	11,897	673,132
Transcat Inc (c)	3,991	381,420
Watsco Inc	3,574	1,690,538
		7,645,770
TOTAL INDUSTRIALS		107,874,837

Information Technology - 10.6%
Communications Equipment - 0.5%
Ciena Corp (c)	21,008	1,334,218
Juniper Networks Inc	40,268	1,566,425
		2,900,643
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics Inc (c)	8,006	950,072
Avnet Inc	16,132	874,516
Badger Meter Inc	4,735	947,237
Benchmark Electronics Inc	12,985	562,251
Crane NXT Co	11,238	609,886
CTS Corp	11,622	575,173
ePlus Inc (c)	7,242	644,176
Insight Enterprises Inc (c)	4,596	803,932
Mirion Technologies Inc Class A (c)	57,484	850,763
Napco Security Technologies Inc	10,437	401,615
Novanta Inc (c)	5,658	963,218
OSI Systems Inc (c)	4,347	574,717
PC Connection Inc	6,730	428,364
Plexus Corp (c)	5,852	843,273
Sanmina Corp (c)	10,686	749,089
ScanSource Inc (c)	10,921	463,160
TD SYNNEX Corp	10,532	1,214,866
Vishay Intertechnology Inc (b)	28,800	488,448
Vontier Corp	25,642	950,805
		13,895,561
IT Services - 0.8%
Amdocs Ltd	15,349	1,346,798
ASGN Inc (c)	8,686	799,981
DXC Technology Co (c)	37,232	739,428
Hackett Group Inc/The	18,485	449,555
Kyndryl Holdings Inc (c)	38,506	881,402
		4,217,164
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology Inc	23,322	593,545
Cirrus Logic Inc (c)	8,272	908,431
FormFactor Inc (c)	15,745	597,995
Impinj Inc (c)	4,989	947,860
MACOM Technology Solutions Holdings Inc (c)	9,113	1,024,301
NVE Corp	5,541	417,625
Onto Innovation Inc (c)	6,799	1,348,446
Photronics Inc (c)	23,774	542,047
Universal Display Corp	5,852	1,055,233
Veeco Instruments Inc (c)	15,749	453,256
		7,888,739
Software - 4.8%
A10 Networks Inc	39,273	575,349
ACI Worldwide Inc (c)	18,770	923,484
Adeia Inc	48,074	597,560
Alarm.com Holdings Inc (c)	10,661	568,551
Altair Engineering Inc Class A (c)	10,020	1,041,980
Appfolio Inc Class A (c)	3,820	794,063
Aspen Technology Inc (c)	4,794	1,125,296
AvePoint Inc Class A (c)	48,583	589,798
Bentley Systems Inc Class B	29,577	1,427,386
CommVault Systems Inc (c)	6,764	1,056,469
Dolby Laboratories Inc Class A	10,821	788,851
Dropbox Inc Class A (c)	39,488	1,020,765
Elastic NV (c)	11,255	902,989
Guidewire Software Inc (c)	10,237	1,906,745
Informatica Inc Class A (c)	20,801	567,867
InterDigital Inc (b)	5,352	805,155
Manhattan Associates Inc (c)	7,158	1,885,131
Nutanix Inc Class A (c)	30,266	1,879,519
Pegasystems Inc	10,026	796,465
Progress Software Corp	11,259	721,589
Q2 Holdings Inc (c)	11,390	964,277
Qualys Inc (c)	6,332	755,028
SPS Commerce Inc (c)	5,337	880,605
Tenable Holdings Inc (c)	20,484	811,371
Varonis Systems Inc (c)	17,822	897,694
Zeta Global Holdings Corp Class A (c)	31,479	871,339
		25,155,326
Technology Hardware, Storage & Peripherals - 0.4%
Immersion Corp (b)	37,775	318,443
Pure Storage Inc Class A (c)	34,483	1,725,874
		2,044,317
TOTAL INFORMATION TECHNOLOGY		56,101,750

Materials - 5.2%
Chemicals - 2.1%
Ashland Inc	8,557	723,665
Axalta Coating Systems Ltd (c)	30,246	1,146,929
Balchem Corp	5,167	864,594
Cabot Corp	9,043	975,107
Element Solutions Inc	35,006	948,663
Hawkins Inc	4,999	534,393
HB Fuller Co	9,574	700,625
Innospec Inc	5,402	582,228
Minerals Technologies Inc	8,097	609,623
NewMarket Corp	1,324	695,060
RPM International Inc	14,758	1,875,890
Sensient Technologies Corp	9,121	688,453
Westlake Corp	5,577	735,829
		11,081,059
Construction Materials - 0.7%
Eagle Materials Inc	4,576	1,306,265
Knife River Corp (c)	10,224	995,000
Summit Materials Inc Class A (c)	20,475	970,720
United States Lime & Minerals Inc	5,689	641,605
		3,913,590
Containers & Packaging - 1.3%
AptarGroup Inc	8,653	1,452,925
Berry Global Group Inc	16,147	1,137,556
Graphic Packaging Holding CO	40,659	1,149,023
Silgan Holdings Inc	14,764	763,889
Smurfit WestRock PLC	31,912	1,643,469
Sonoco Products Co	16,262	854,080
		7,000,942
Metals & Mining - 0.9%
Alpha Metallurgical Resources Inc	2,459	512,210
Arch Resources Inc Class A	4,386	643,689
Commercial Metals Co	17,242	927,620
Ramaco Resources Inc Class A	33,572	340,755
Royal Gold Inc	8,762	1,279,778
SunCoke Energy Inc	46,124	475,538
Warrior Met Coal Inc	10,743	678,206
		4,857,796
Paper & Forest Products - 0.2%
Clearwater Paper Corp (c)	8,877	223,611
Sylvamo Corp	8,685	738,399
		962,010
TOTAL MATERIALS		27,815,397

Real Estate - 6.8%
Diversified REITs - 0.5%
American Assets Trust Inc	20,457	551,316
Broadstone Net Lease Inc Class A	42,170	741,770
Essential Properties Realty Trust Inc	29,975	949,908
One Liberty Properties Inc	18,625	497,288
		2,740,282
Health Care REITs - 0.7%
CareTrust REIT Inc	28,402	927,893
LTC Properties Inc	15,927	608,411
National Health Investors Inc	9,650	739,673
Omega Healthcare Investors Inc	33,419	1,419,305
		3,695,282
Hotel & Resort REITs - 0.2%
Sunstone Hotel Investors Inc	59,895	604,341
Xenia Hotels & Resorts Inc	39,234	555,945
		1,160,286
Industrial REITs - 0.6%
First Industrial Realty Trust Inc	19,359	1,016,154
Rexford Industrial Realty Inc	27,639	1,185,437
STAG Industrial Inc Class A	26,849	1,000,930
		3,202,521
Office REITs - 1.4%
BXP Inc	18,601	1,498,497
Cousins Properties Inc	28,863	884,074
Douglas Emmett Inc	40,722	724,444
Easterly Government Properties Inc	41,571	563,703
Equity Commonwealth (c)	31,224	617,923
Highwoods Properties Inc	23,170	777,122
Kilroy Realty Corp	20,973	843,534
Orion Office REIT Inc	106,349	396,681
Paramount Group Inc	94,953	460,522
Piedmont Office Realty Trust Inc Class A1	58,002	576,540
		7,343,040
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (c)	5,823	1,577,800
RMR Group Inc/The Class A	17,894	430,709
		2,008,509
Residential REITs - 0.8%
American Homes 4 Rent Class A	39,848	1,404,244
Camden Property Trust	13,089	1,515,575
Equity LifeStyle Properties Inc	22,335	1,566,130
		4,485,949
Retail REITs - 1.5%
Agree Realty Corp	15,066	1,118,651
Alexander's Inc	1,950	442,709
Brixmor Property Group Inc	43,443	1,170,789
Curbline Properties Corp	2,067	46,776
Federal Realty Investment Trust	10,463	1,159,719
NNN REIT Inc	26,001	1,129,483
Regency Centers Corp	20,762	1,483,237
SITE Centers Corp	1,028	16,396
Urban Edge Properties	32,074	713,326
Whitestone REIT	35,662	491,422
		7,772,508
Specialized REITs - 0.7%
CubeSmart	29,042	1,389,369
Lamar Advertising Co Class A	11,288	1,490,016
National Storage Affiliates Trust	16,017	675,117
		3,554,502
TOTAL REAL ESTATE		35,962,879

Utilities - 2.5%
Electric Utilities - 1.3%
ALLETE Inc	13,634	871,349
Avangrid Inc	21,128	754,481
Genie Energy Ltd Class B (b)	33,678	529,418
Hawaiian Electric Industries Inc (b)(c)	40,491	415,842
NRG Energy Inc	25,502	2,305,381
OGE Energy Corp	30,917	1,236,371
Otter Tail Corp	9,080	712,962
		6,825,804
Gas Utilities - 0.5%
National Fuel Gas Co	17,140	1,037,484
Spire Inc (b)	13,184	841,930
UGI Corp	39,349	940,835
		2,820,249
Multi-Utilities - 0.6%
Avista Corp	19,820	742,854
Black Hills Corp	14,877	880,570
NorthWestern Corp	15,102	807,353
Unitil Corp	9,902	573,226
		3,004,003
Water Utilities - 0.1%
Consolidated Water Co Ltd	19,712	468,357
TOTAL UTILITIES		13,118,413

TOTAL UNITED STATES		519,318,222
TOTAL COMMON STOCKS (Cost $495,170,561)		529,703,904

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (g) (Cost $27,922)	5.08	28,000	27,928

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.87	815,180	815,343
Fidelity Securities Lending Cash Central Fund (h)(i)	4.87	7,270,769	7,271,496
TOTAL MONEY MARKET FUNDS (Cost $8,086,839)			8,086,839

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $503,285,322)	537,818,671
NET OTHER ASSETS (LIABILITIES) - (1.3)% (e)	(7,102,456)
NET ASSETS - 100.0%	530,716,215

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec 2024	773,010	759	759

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Includes $56,011 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,928.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	654,803	10,195,692	10,035,152	8,121	-	-	815,343	0.0%
Fidelity Securities Lending Cash Central Fund	11,019,708	13,318,360	17,066,572	91,147	-	-	7,271,496	0.0%
Total	11,674,511	23,514,052	27,101,724	99,268	-	-	8,086,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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